Note 2 - Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Impairment of Leasehold					$ 14,000	$ 0
Accounts Receivable, Net, Current					0	0
Proceeds from Collection of Other Receivables					0	67,000
Fair Value Assumptions, Expected Dividend Rate					0.00%
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 0		$ 0		$ 0	$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	0	320	0	822	371	673
Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life					2 years
Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life					5 years